EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Retained earnings	$ 1,553,067	$ 807,629
Accumulated withholding tax over dividends	(34,622)	(30,145)
Legal reserve	11,872	11,872
Statutory and voluntary reserves	7,711,040	7,374,078
Retained earnings	$ 9,241,357	$ 8,163,434